5. Borrowings (Details-Notes Program) (Notes Offering, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Notes Offering
Notes outstanding rollforward
Notes outstanding, beginning of period	$ 1,739	$ 2
Notes issued	4,119	1,737
Note repayments / redemptions	431	0
Notes outstanding, end of period	$ 5,427	$ 1,739